Notes Related to the Consolidated Statement of Income (Loss) - Additional Information (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2018 EUR (€) Employee	Dec. 31, 2017 EUR (€) Employee	Dec. 31, 2016 EUR (€) Employee	Jan. 31, 2016 shares
Disclosure of detailed information of operating income [line items]
Foreign exchange gain (loss)		€ 3,993,000	€ (3,026,000)	€ (43,000)
Gain on investments currency transactions		1,254,000
Conversion into presentation currency bank account Income (expense)		3,981,000	(3,159,000)
Accumulated tax loss carry forwards		€ 175,955,000	€ 128,802,000	€ 80,281,000
Tax rate		28.00%	34.43%	34.43%
Events After Reporting Period [member]
Disclosure of detailed information of operating income [line items]
Decreased tax rate	25.00%
2014 plan [member] | BSPCE2014 [member]
Disclosure of detailed information of operating income [line items]
Shares granted for allocation | shares					1,000
Shares allocated will not be granted | shares					3,000
Parent [member]
Disclosure of detailed information of operating income [line items]
Weighted average full time employees | Employee		138	98	66
Orphan Europe
Disclosure of detailed information of operating income [line items]
Amount of the clinical trial financed by a third party		€ 600,000	€ 600,000
TEDAC [member]
Disclosure of detailed information of operating income [line items]
Milestone revenue recognized		€ 0	€ 0